Income Tax	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
INCOME TAX

NOTE 4 – INCOME TAX

At December 31, 2019, the Company had unused net operating loss carryforwards of approximately $36,356,659 for income tax purposes, which expire between 2020 and 2024. At December 31, 2019, 2018 and 2017, these net operating losses carryforwards may result in future income tax benefits of approximately $7,394,397, $6,230,296 and $5,043,944, respectively, however, because realization is not likely at this time, a valuation allowance in the same amount has been established. Deferred income taxes reflect the net effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

Significant components of the Company’s deferred tax liabilities and assets of December 31, 2019 and 2018 are as follows:

	December 31,	December 31,
	2019	2018
Deferred tax liabilities	$-	$-
Deferred tax asset
Net operating loss carryforward	7,394,397	6,230,296
Valuation allowance	(7,394,397)	(6,230,296)
Net deferred tax asset	-	-

Movement of valuation allowance

	December 31, 2019	December 31, 2018
At the beginning of the year	$6,230,296	$5,043,944
Acquisition of subsidiary	-	500,934
Current year addition	1,281,472	1,054,992
Expired	(61,892)	(74,735)
Exchange difference	(115,166)	(294,839)
Over provided in last year	59,687
At the end of the year	7,394,397	6,230,296

The Company is not subject to taxation in BVI under the current BVI law. Subsidiaries operating in the PRC are subject to PRC Enterprise Income Tax at the statutory rate of 25% for the years ended December 31, 2019, 2018 and 2017. Two of our subsidiaries qualify for high-technology enterprises and benefit from a preferential tax rate of 15%. They are qualified as a “high-technology enterprise” until the end of November 2021 and October 2021, respectively. Subsidiaries operating in Hong Kong are subject to Hong Kong income taxes at a rate of 16.5% for the years ended December 31, 2019, 2018 and 2017.

A reconciliation of the income tax expense to the amount computed by applying the current PRC statutory tax rate of 25% to the loss before income taxes in the consolidated statements of comprehensive income is as follows:

	December 31,	December 31,	December 31,
	2019	2018	2017
Loss before income taxes	$(32,022,203)	$(11,853,527)	$(6,810,454)

Tax loss at the PRC statutory tax rate of 25%	(7,470,202)	(2,874,005)	(1,564,147)
Non-deductible items	5,046,957	5,013,636	6,637,818
Non-taxable items	(388,109)	(3,538,631)	(3,789,956)
Change in valuation allowance	1,281,472	1,054,992	823,970
Effect of different tax rates in other jurisdictions	526,348	17,221	410
Effect of 15% preferential rate for certain PRC subsidiaries	1,003,534	252,778	(2,108,095)
Prior year over provision	70,992	-	-
Income tax benefit (expense)	70,992	(74,009)	-